Equity Method Investment in Joint Ventures - Changes (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2024
Equity Method Investment in Joint Ventures
Beginning, Balance		$ 146,865
Loss from investment in joint ventures	$ (158)	(707)	$ (158)
Ending, Balance	146,865	146,158	146,865
Texas Lithium
Equity Method Investment in Joint Ventures
Beginning, Balance		51,946
Loss from investment in joint ventures	(69)	(52)	(69)
Ending, Balance	51,946	51,894	51,946
SWA Lithium
Equity Method Investment in Joint Ventures
Beginning, Balance		94,919
Loss from investment in joint ventures	(89)	(655)	(89)
Ending, Balance	$ 94,919	$ 94,264	$ 94,919